Label	Element	Value
Class F Prospectus | SIMT Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is managed using a passive investment approach designed to track, before fees and expenses, the performance of the Russell 1000 Index (the Index). Under normal circumstances, the Fund will invest substantially all of its assets (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities (mostly common stocks) of companies that are included in the Index. The Index measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1000 of the largest securities based on their market capitalization. As of December 31, 2022, the market capitalization of the companies included in the Index ranged from $306.42 million to $2.07 trillion. The market capitalization range and the composition of the Index are subject to change.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Sub-Adviser's passive investment strategy seeks to track, before fees and expenses, the return of the index, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, market or financial analyses. The Sub-Adviser generally will attempt to invest in securities composing the Index in approximately the same proportions as they are represented in the Index (i.e., among other reasons, the Fund could experience high volumes of cash flows or a particular security could be difficult to obtain). In some cases, it may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those circumstances, the Sub-Adviser may purchase a sampling of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole and may also use futures contracts to obtain exposure to the equity markets or to a particular security.

The Sub-Adviser may sell securities that are represented in the Index or purchase securities that are not represented in the Index, prior to or after their removal or addition to the Index.

The Fund's investment performance will depend on the Fund's tracking of the Index and the performance of the Index. The Fund's ability to replicate the performance of the Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. Due to these differences, the Fund's performance generally will not be identical to that of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk — The risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Index, may underperform other segments of the equity markets or the equity markets as a whole. The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the index's components and other factors.

Derivatives Risk — The Fund's use of futures contracts is subject to leverage risk, correlation risk, liquidity risk and market risk. Market risk is described above, and leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past four calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past four calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 21.66% (06/30/2020) Worst Quarter: -20.21% (03/31/2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.21%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Class F Prospectus | SIMT Large Cap Index Fund | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2018
Class F Prospectus | SIMT Large Cap Index Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Annual Return 2019	rr_AnnualReturn2019	31.08%
Annual Return 2020	rr_AnnualReturn2020	20.64%
Annual Return 2021	rr_AnnualReturn2021	26.16%
Annual Return 2022	rr_AnnualReturn2022	(19.33%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2018
Class F Prospectus | SIMT Large Cap Index Fund | Class F | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Class F Prospectus | SIMT Large Cap Index Fund | Class F | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.09%